Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Assets and Liabilities of VIE and Subsidiaries
The following table set forth the assets and liabilities of the VIE and its subsidiaries included in the Company’s consolidated balance sheets:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	55,946	49,308	7,361
Restricted cash	158,032	137	20
Derivative assets	—	3	—
Short-term investments	30,000	20,000	2,986
Accounts receivable, net	43,415	34,232	5,111
Prepayments and other current assets	37,807	27,277	4,073
Amounts due from the Company and its subsidiaries	69,405	270,407	40,371
Amounts due from related parties	35	—	—

Total current assets	394,640	401,364	59,922

Non-current assets:
Property and equipment, net	45,068	37,371	5,579
Intangible assets, net	5,398	26,809	4,002
Goodwill	—	37,785	5,641
Long-term investments	90,618	90,033	13,442
Other-non current assets	3,298	12,514	1,869

Total non-current assets	144,382	204,512	30,533

Total assets	539,022	605,876	90,455

LIABILITIES:
Current liabilities:
Accounts payable	17,529	18,214	2,719
Deferred revenue and customer deposits	115,900	124,462	18,582
Accrued liabilities and other current liabilities	64,527	64,642	9,651
Amounts due to the Company and its subsidiaries	389,063	431,716	64,454
Amounts due to related parties	54	66	10

Total current liabilities	587,073	639,100	95,416

Non-current liabilities:
Amounts due to the Company and its subsidiaries	277,000	277,000	41,355
Deferred revenue	569	5,677	848
Deferred tax liabilities	—	5,097	761
Other non-current liabilities	560	511	75

Total non-current liabilities	278,129	288,285	43,039

Total liabilities	865,202	927,385	138,455

Summary of Results of Operations and Cash Flows of VIE and Subsidiaries
The table sets forth the results of operations and cash flows of the VIE and its subsidiaries included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
Revenues	162,605	156,317	23,338
Cost of revenues	(34,489)	(47,380)	(7,074)
Net loss	(41,793)	(35,265)	(5,265)
Net cash provided by/(used in) operating activities	19,773	(113,930)	(17,009)
Net cash provided by/(used in) investing activities	5,768	(603)	(90)
Net cash provided by/(used in) financing activities	80,000	(50,000)	(7,465)